PowerShares KBW Bank Portfolio (Prospectus Summary) | PowerShares KBW Bank Portfolio
PowerShares KBW Bank Portfolio
Investment Objective
The PowerShares KBW Bank Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the KBW Bank Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares KBW Bank Portfolio
Management Fees (unitary management fee)		0.35%
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.35%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
PowerShares KBW Bank Portfolio	36	113

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. Because the Fund commenced operations on
November 1, 2011, its portfolio turnover rate for the most recent fiscal year is not available.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities of national money centers (which are banks with more than $50 billion in assets and that have a branch network across geographic regions) and regional banks and thrifts that are listed on a U.S. national securities exchange and that comprise the Underlying Index. Keefe, Bruyette & Woods, Inc. ("KBW" or the "Index
Provider") compiles, calculates and maintains the Underlying Index, which is a float-adjusted, modified-market capitalization-weighted index that seeks to reflect the performance of national money centers and regional banks and thrifts that are publicly traded in the U.S. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Banking Industry Concentration Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may adversely affect the profitability or viability of banks.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that stock generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The Fund commenced operations on November 1, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.InvescoPowerShares.com and provides some indication of the risks of investing in the Fund.